Eaton Vance

Income Fund of Boston

January 31, 2020 (Unaudited)

Eaton Vance Income Fund of Boston (the Fund), a diversified series of Eaton Vance Series Trust II, invests substantially all of its assets in Boston Income Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2020, the value of the Fund’s investment in the Portfolio was $4,931,182,846 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Boston Income Portfolio

January 31, 2020

Portfolio of Investments (Unaudited)

Corporate Bonds & Notes — 87.1%
Security		Principal Amount* (000's omitted)	Value
________________________________________________________________________________________________________
Aerospace — 2.1%
________________________________________________________________________________________________________
Bombardier, Inc., 6.00%, 10/15/22(1)		17,600	$17,292,000
Bombardier, Inc., 6.125%, 1/15/23(1)		5,025	4,969,800
Bombardier, Inc., 7.875%, 4/15/27(1)		9,400	8,929,765
F-Brasile SpA/F-Brasile US, LLC, 7.375%, 8/15/26(1)		3,857	4,117,348
Moog, Inc., 4.25%, 12/15/27(1)		3,826	3,931,789
TransDigm, Inc., 5.50%, 11/15/27(1)		15,419	15,542,352
TransDigm, Inc., 6.25%, 3/15/26(1)		16,947	18,309,098
TransDigm, Inc., 6.50%, 7/15/24		10,766	11,136,297
TransDigm, Inc., 6.50%, 5/15/25		7,070	7,367,541
TransDigm, Inc., 7.50%, 3/15/27		7,253	7,955,453
TransDigm UK Holdings PLC, 6.875%, 5/15/26		5,020	5,360,594
________________________________________________________________________________________________________
			$104,912,037
________________________________________________________________________________________________________
Automotive & Auto Parts — 1.7%
________________________________________________________________________________________________________
Navistar International Corp., 6.625%, 11/1/25(1)		21,300	$22,382,785
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc., 4.375%, 5/15/26(2)	EUR	23,368	26,790,943
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc., 6.25%, 5/15/26(1)		8,013	8,609,776
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc., 8.50%, 5/15/27(1)		24,808	26,714,495
________________________________________________________________________________________________________
			$84,497,999
________________________________________________________________________________________________________
Banking & Thrifts — 0.6%
________________________________________________________________________________________________________
CIT Group, Inc., 6.125%, 3/9/28		4,300	$5,131,631
JPMorgan Chase & Co., 4.60% to 2/1/25(3)(4)		12,584	12,862,736
JPMorgan Chase & Co., Series S, 6.75% to 2/1/24(3)(4)		9,210	10,389,386
________________________________________________________________________________________________________
			$28,383,753
________________________________________________________________________________________________________
Broadcasting — 3.1%
________________________________________________________________________________________________________
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(1)		14,911	$14,880,820
Diamond Sports Group, LLC/Diamond Sports Finance Co., 6.625%, 8/15/27(1)		14,910	13,968,434
iHeartCommunications, Inc., 6.375%, 5/1/26		670	724,951
iHeartCommunications, Inc., 8.375%, 5/1/27		10,370	11,296,241
Netflix, Inc., 3.625%, 6/15/30(2)	EUR	5,000	5,766,697
Netflix, Inc., 4.875%, 6/15/30(1)		9,681	10,116,403
Netflix, Inc., 5.375%, 11/15/29(1)		5,536	6,035,845
Netflix, Inc., 5.50%, 2/15/22		8,685	9,196,112
Netflix, Inc., 5.875%, 2/15/25		5,730	6,436,710
Netflix, Inc., 5.875%, 11/15/28		12,610	14,224,080
Nexstar Broadcasting, Inc., 5.625%, 7/15/27(1)		9,776	10,320,034
Scripps Escrow, Inc., 5.875%, 7/15/27(1)		7,671	8,049,564
Sinclair Television Group, Inc., 5.50%, 3/1/30(1)		7,891	8,083,146
Sirius XM Radio, Inc., 4.625%, 7/15/24(1)		11,738	12,195,312
Sirius XM Radio, Inc., 5.00%, 8/1/27(1)		11,487	12,082,601
TEGNA, Inc., 4.625%, 3/15/28(1)		4,545	4,576,247
TEGNA, Inc., 5.00%, 9/15/29(1)		7,398	7,499,723
________________________________________________________________________________________________________
			$155,452,920
________________________________________________________________________________________________________
Building Materials — 1.4%
________________________________________________________________________________________________________
Advanced Drainage Systems, Inc., 5.00%, 9/30/27(1)		1,888	$1,954,736
Builders FirstSource, Inc., 5.625%, 9/1/24(1)		6,311	6,576,598
Builders FirstSource, Inc., 6.75%, 6/1/27(1)		3,095	3,398,457
Core & Main Holdings, L.P., 8.625%, (8.625% Cash or 9.375% PIK), 9/15/24(1)(5)		11,940	12,482,255
Hillman Group, Inc. (The), 6.375%, 7/15/22(1)		15,829	14,844,626
Masonite International Corp., 5.375%, 2/1/28(1)		4,214	4,443,242
Standard Industries, Inc., 4.75%, 1/15/28(1)		5,000	5,139,738
Standard Industries, Inc., 5.50%, 2/15/23(1)		4,352	4,428,116
Standard Industries, Inc., 6.00%, 10/15/25(1)		16,725	17,498,364
________________________________________________________________________________________________________
			$70,766,132
________________________________________________________________________________________________________
Cable & Satellite TV — 5.1%
________________________________________________________________________________________________________
Cablevision Systems Corp., 5.875%, 9/15/22		15,715	$16,921,598
CCO Holdings, LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30(1)		18,215	18,760,995
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22		2,018	2,042,155
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.375%, 5/1/25(1)		13,405	13,846,226
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.375%, 6/1/29(1)		4,414	4,725,849
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24		244	249,896
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 2/15/26(1)		11,655	12,251,619
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.875%, 4/1/24(1)		20,085	20,771,204
CSC Holdings, LLC, 5.375%, 7/15/23(1)		4,030	4,124,242
CSC Holdings, LLC, 5.50%, 5/15/26(1)		14,955	15,703,161
CSC Holdings, LLC, 5.75%, 1/15/30(1)		21,043	22,647,950
CSC Holdings, LLC, 6.50%, 2/1/29(1)		3,831	4,288,326
CSC Holdings, LLC, 6.75%, 11/15/21		12,915	13,928,827
CSC Holdings, LLC, 7.50%, 4/1/28(1)		4,369	4,980,758
CSC Holdings, LLC, 10.875%, 10/15/25(1)		17,461	19,374,289
DISH DBS Corp., 5.875%, 7/15/22		9,745	10,249,596
DISH DBS Corp., 5.875%, 11/15/24		1,805	1,830,297
DISH DBS Corp., 6.75%, 6/1/21		2,662	2,799,945
DISH DBS Corp., 7.75%, 7/1/26		5,180	5,448,583
UPC Holding B.V., 5.50%, 1/15/28(1)		3,370	3,511,034
UPCB Finance IV, Ltd., 5.375%, 1/15/25(1)		9,321	9,564,325
Virgin Media Secured Finance PLC, 5.50%, 8/15/26(1)		2,676	2,812,724
Ypso Finance Bis SA, 4.00%, 2/15/28(2)(6)	EUR	12,566	13,807,336
Ypso Finance Bis SA, 6.00%, 2/15/28(1)(6)		6,436	6,392,042
Ziggo B.V., 4.25%, 1/15/27(2)	EUR	1,519	1,805,705
Ziggo B.V., 4.875%, 1/15/30(1)		2,018	2,082,758
Ziggo B.V., 5.50%, 1/15/27(1)		10,446	11,092,085
Ziggo Bond Co., B.V., 5.875%, 1/15/25(1)		1,393	1,437,109
Ziggo Bond Co., B.V., 6.00%, 1/15/27(1)		3,310	3,483,915
________________________________________________________________________________________________________
			$250,934,549
________________________________________________________________________________________________________
Capital Goods — 1.2%
________________________________________________________________________________________________________
BWX Technologies, Inc., 5.375%, 7/15/26(1)		9,085	$9,655,970
Colfax Corp., 6.00%, 2/15/24(1)		3,378	3,563,469
Colfax Corp., 6.375%, 2/15/26(1)		5,532	5,946,900
Granite US Holdings Corp., 11.00%, 10/1/27(1)		3,817	4,009,176
Griffon Corp., 5.25%, 3/1/22		18,317	18,342,149
Welbilt, Inc., 9.50%, 2/15/24		14,780	15,599,034
________________________________________________________________________________________________________
			$57,116,698
________________________________________________________________________________________________________
Chemicals — 1.3%
________________________________________________________________________________________________________
Compass Minerals International, Inc., 6.75%, 12/1/27(1)		11,176	$11,990,507
GCP Applied Technologies, Inc., 5.50%, 4/15/26(1)		2,925	3,050,329
Hexion, Inc., 7.875%, 7/15/27(1)		3,602	3,719,155
Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.75%, 4/30/26(1)		9,083	8,836,374
PQ Corp., 6.75%, 11/15/22(1)		3,150	3,236,603
SPCM SA, 4.875%, 9/15/25(1)		12,913	13,364,826
Valvoline, Inc., 5.50%, 7/15/24		2,810	2,920,054
Venator Finance S.a.r.l./Venator Materials, LLC, 5.75%, 7/15/25(1)		3,051	2,799,292
W.R. Grace & Co., 5.125%, 10/1/21(1)		9,590	9,980,313
W.R. Grace & Co., 5.625%, 10/1/24(1)		2,500	2,763,162
________________________________________________________________________________________________________
			$62,660,615
________________________________________________________________________________________________________
Consumer Products — 0.9%
________________________________________________________________________________________________________
Energizer Holdings, Inc., 6.375%, 7/15/26(1)		4,656	$4,967,486
Energizer Holdings, Inc., 7.75%, 1/15/27(1)		4,703	5,193,993
Mattel, Inc., 6.75%, 12/31/25(1)		5,543	5,956,425
Prestige Brands, Inc., 5.125%, 1/15/28(1)		2,706	2,834,535
Spectrum Brands, Inc., 5.00%, 10/1/29(1)		2,968	3,092,664
Spectrum Brands, Inc., 5.75%, 7/15/25		19,685	20,496,809
________________________________________________________________________________________________________
			$42,541,912
________________________________________________________________________________________________________
Containers — 1.6%
________________________________________________________________________________________________________
ARD Finance SA, 5.00%, (5.00% Cash or 5.75% PIK), 6/30/27(2)(5)	EUR	25,080	$28,365,837
ARD Finance SA, 6.50%, (6.50% Cash or 7.25% PIK), 6/30/27(1)(5)		2,659	2,747,013
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.25%, 9/15/22(1)		3,020	3,065,279
Berry Global, Inc., 6.00%, 10/15/22		5,065	5,167,880
Crown Americas, LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26		4,555	4,761,558
Crown Americas, LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26		5,205	5,421,515
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 5.125%, 7/15/23(1)		7,650	7,847,638
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 7.00%, 7/15/24(1)		8,125	8,404,297
Trivium Packaging Finance B.V., 5.50%, 8/15/26(1)		5,806	6,128,953
Trivium Packaging Finance B.V., 8.50%, 8/15/27(1)		6,399	7,050,738
________________________________________________________________________________________________________
			$78,960,708
________________________________________________________________________________________________________
Diversified Financial Services — 1.9%
________________________________________________________________________________________________________
AG Issuer, LLC, 6.25%, 3/1/28(1)(6)		5,006	$5,023,166
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(1)		5,395	5,489,628
DAE Funding, LLC, 4.50%, 8/1/22(1)		7,630	7,782,547
DAE Funding, LLC, 5.00%, 8/1/24(1)		12,725	13,345,216
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 5.25%, 5/15/27(1)		12,293	12,354,465
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 2/1/22		11,027	11,239,601
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 5/15/26		11,803	12,411,492
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.375%, 12/15/25		5,685	5,945,572
MSCI, Inc., 5.75%, 8/15/25(1)		5,390	5,637,617
Navient Corp., 7.25%, 1/25/22		1,240	1,332,107
Navient Corp., 8.00%, 3/25/20		3,588	3,619,269
Park Aerospace Holdings, Ltd., 5.25%, 8/15/22(1)		10,950	11,744,225
________________________________________________________________________________________________________
			$95,924,905
________________________________________________________________________________________________________
Diversified Media — 1.0%
________________________________________________________________________________________________________
Clear Channel Worldwide Holdings, Inc., 5.125%, 8/15/27(1)		9,276	$9,571,441
Clear Channel Worldwide Holdings, Inc., 9.25%, 2/15/24(1)		1,680	1,832,603
MDC Partners, Inc., 6.50%, 5/1/24(1)		9,318	8,456,085
Nielsen Co. Luxembourg S.a.r.l. (The), 5.50%, 10/1/21(1)		5,585	5,605,944
Terrier Media Buyer, Inc., 8.875%, 12/15/27(1)		22,761	23,500,732
________________________________________________________________________________________________________
			$48,966,805
________________________________________________________________________________________________________
Energy — 12.5%
________________________________________________________________________________________________________
Aker BP ASA, 5.875%, 3/31/25(1)		4,445	$4,672,806
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.50%, 5/20/25		5,305	5,689,559
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.625%, 5/20/24		1,553	1,654,240
Antero Midstream Partners, L.P./Antero Midstream Finance Corp., 5.75%, 3/1/27(1)		14,788	11,571,240
Antero Resources Corp., 5.375%, 11/1/21		8,635	8,262,141
Archrock Partners, L.P./Archrock Partners Finance Corp., 6.25%, 4/1/28(1)		3,782	3,900,188
Ascent Resources Utica Holdings, LLC/ARU Finance Corp., 7.00%, 11/1/26(1)		13,763	9,810,920
Ascent Resources Utica Holdings, LLC/ARU Finance Corp., 10.00%, 4/1/22(1)		5,106	5,016,612
Berry Petroleum Co., LLC, 7.00%, 2/15/26(1)		4,933	4,589,404
Centennial Resource Production, LLC, 5.375%, 1/15/26(1)		4,745	4,473,811
Centennial Resource Production, LLC, 6.875%, 4/1/27(1)		12,197	12,095,734
Cheniere Corpus Christi Holdings, LLC, 5.875%, 3/31/25		8,820	10,036,146
Cheniere Corpus Christi Holdings, LLC, 7.00%, 6/30/24		12,659	14,685,643
Cheniere Energy Partners, L.P., 4.50%, 10/1/29(1)		16,235	16,549,147
Cheniere Energy Partners, L.P., 5.25%, 10/1/25		4,600	4,749,454
Cheniere Energy Partners, L.P., 5.625%, 10/1/26		8,670	9,098,090
CITGO Holding, Inc., 9.25%, 8/1/24(1)		7,357	7,890,383
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 5.625%, 5/1/27(1)		7,748	7,816,376
CrownRock, L.P./CrownRock Finance, Inc., 5.625%, 10/15/25(1)		32,062	32,426,224
CVR Energy, Inc., 5.75%, 2/15/28(1)		9,657	9,478,345
Endeavor Energy Resources, L.P./EER Finance, Inc., 5.50%, 1/30/26(1)		7,380	7,590,865
Endeavor Energy Resources, L.P./EER Finance, Inc., 5.75%, 1/30/28(1)		9,840	10,251,804
Energy Transfer Operating, L.P., 5.875%, 1/15/24		7,810	8,721,475
Energy Transfer Operating, L.P., Series A, 6.25% to 2/15/23(3)(4)		5,295	5,039,490
EnLink Midstream, LLC, 5.375%, 6/1/29		6,792	6,162,534
EP Energy, LLC/Everest Acquisition Finance, Inc., 7.75%, 5/15/26(1)(7)		6,244	4,201,260
Extraction Oil & Gas, Inc., 5.625%, 2/1/26(1)		12,660	6,239,449
Extraction Oil & Gas, Inc., 7.375%, 5/15/24(1)		5,106	2,542,354
Great Western Petroleum, LLC/Great Western Finance Corp., 9.00%, 9/30/21(1)		17,797	16,869,776
Hilcorp Energy I, L.P./Hilcorp Finance Co., 5.75%, 10/1/25(1)		978	887,129
Hilcorp Energy I, L.P./Hilcorp Finance Co., 6.25%, 11/1/28(1)		18,410	16,437,322
Holly Energy Partners, L.P./Holly Energy Finance Corp., 6.00%, 8/1/24(1)		3,935	4,122,660
Jagged Peak Energy, LLC, 5.875%, 5/1/26		3,605	3,721,703
Laredo Petroleum, Inc., 9.50%, 1/15/25		3,120	2,843,100
Laredo Petroleum, Inc., 10.125%, 1/15/28		4,701	4,206,690
Matador Resources Co., 5.875%, 9/15/26		15,245	14,960,300
MEG Energy Corp., 7.125%, 2/1/27(1)		10,408	10,333,166
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26(1)		14,235	10,485,465
Nabors Industries, Ltd., 7.25%, 1/15/26(1)		4,657	4,674,464
Nabors Industries, Ltd., 7.50%, 1/15/28(1)		5,019	4,981,358
Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)		35,848	35,399,542
NGPL PipeCo, LLC, 4.375%, 8/15/22(1)		2,440	2,543,484
Nine Energy Service, Inc., 8.75%, 11/1/23(1)		4,270	3,632,703
Parsley Energy, LLC/Parsley Finance Corp., 5.25%, 8/15/25(1)		10,260	10,546,408
Parsley Energy, LLC/Parsley Finance Corp., 5.375%, 1/15/25(1)		9,390	9,684,470
Parsley Energy, LLC/Parsley Finance Corp., 5.625%, 10/15/27(1)		6,671	7,080,266
Parsley Energy, LLC/Parsley Finance Corp., 6.25%, 6/1/24(1)		10,105	10,488,131
PBF Holding Co., LLC/PBF Finance Corp., 6.00%, 2/15/28(1)		13,724	14,068,472
PBF Holding Co., LLC/PBF Finance Corp., 7.00%, 11/15/23		13,780	14,241,423
PBF Holding Co., LLC/PBF Finance Corp., 7.25%, 6/15/25		13,889	14,780,188
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(3)(4)		13,365	12,403,321
Precision Drilling Corp., 6.50%, 12/15/21		979	980,351
Precision Drilling Corp., 7.125%, 1/15/26(1)		3,570	3,401,666
Precision Drilling Corp., 7.75%, 12/15/23		695	686,024
Seven Generations Energy, Ltd., 5.375%, 9/30/25(1)		15,960	16,039,640
Seven Generations Energy, Ltd., 6.875%, 6/30/23(1)		5,520	5,712,786
Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25(1)		18,610	17,353,639
SM Energy Co., 5.00%, 1/15/24		447	409,191
SM Energy Co., 5.625%, 6/1/25		4,023	3,652,542
SM Energy Co., 6.125%, 11/15/22		2,093	2,077,956
SM Energy Co., 6.625%, 1/15/27		7,173	6,508,224
SM Energy Co., 6.75%, 9/15/26		3,557	3,240,080
Sunoco, L.P./Sunoco Finance Corp., 4.875%, 1/15/23		7,065	7,271,051
Tallgrass Energy Partners, L.P./Tallgrass Energy Finance Corp., 5.50%, 1/15/28(1)		4,406	4,416,233
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 5.875%, 4/15/26		6,450	6,816,837
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 6.50%, 7/15/27		4,107	4,486,898
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 6.875%, 1/15/29		8,212	9,069,128
Tervita Corp., 7.625%, 12/1/21(1)		18,857	19,229,426
Transocean, Inc., 7.25%, 11/1/25(1)		9,132	8,629,649
Transocean, Inc., 7.50%, 1/15/26(1)		4,115	3,887,945
Transocean Guardian, Ltd., 5.875%, 1/15/24(1)		6,100	6,244,559
Transocean Pontus, Ltd., 6.125%, 8/1/25(1)		4,441	4,585,391
Transocean Poseidon, Ltd., 6.875%, 2/1/27(1)		2,104	2,203,567
Williams Cos., Inc. (The), 3.70%, 1/15/23		7,106	7,397,353
Williams Cos., Inc. (The), 5.75%, 6/24/44		5,020	5,996,150
WPX Energy, Inc., 5.25%, 10/15/27		2,712	2,839,057
________________________________________________________________________________________________________
			$617,742,578
________________________________________________________________________________________________________
Entertainment & Film — 0.4%
________________________________________________________________________________________________________
AMC Entertainment Holdings, Inc., 5.875%, 11/15/26		11,800	$10,234,406
Live Nation Entertainment, Inc., 4.75%, 10/15/27(1)		7,668	7,903,024
________________________________________________________________________________________________________
			$18,137,430
________________________________________________________________________________________________________
Environmental — 1.6%
________________________________________________________________________________________________________
Clean Harbors, Inc., 4.875%, 7/15/27(1)		4,075	$4,296,069
Clean Harbors, Inc., 5.125%, 7/15/29(1)		4,445	4,746,582
Covanta Holding Corp., 5.875%, 3/1/24		4,780	4,877,584
Covanta Holding Corp., 5.875%, 7/1/25		7,195	7,483,537
Covanta Holding Corp., 6.00%, 1/1/27		5,280	5,506,235
GFL Environmental, Inc., 5.375%, 3/1/23(1)		11,250	11,517,187
GFL Environmental, Inc., 7.00%, 6/1/26(1)		10,000	10,450,475
GFL Environmental, Inc., 8.50%, 5/1/27(1)		21,083	23,019,474
Waste Pro USA, Inc., 5.50%, 2/15/26(1)		8,707	8,965,402
________________________________________________________________________________________________________
			$80,862,545
________________________________________________________________________________________________________
Food & Drug Retail — 0.7%
________________________________________________________________________________________________________
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC, 4.875%, 2/15/30(1)(6)		3,860	$3,975,800
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC, 5.875%, 2/15/28(1)		7,375	7,886,456
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC, 7.50%, 3/15/26(1)		4,000	4,437,496
Murphy Oil USA, Inc., 4.75%, 9/15/29		5,305	5,553,539
Murphy Oil USA, Inc., 5.625%, 5/1/27		10,031	10,811,889
________________________________________________________________________________________________________
			$32,665,180
________________________________________________________________________________________________________
Food, Beverage & Tobacco — 1.7%
________________________________________________________________________________________________________
Central Garden & Pet Co., 5.125%, 2/1/28		7,758	$8,071,016
Central Garden & Pet Co., 6.125%, 11/15/23		7,150	7,384,720
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 1/15/30(1)		18,227	19,718,880
Performance Food Group, Inc., 5.50%, 10/15/27(1)		6,896	7,275,452
Post Holdings, Inc., 5.00%, 8/15/26(1)		8,394	8,682,334
Post Holdings, Inc., 5.50%, 3/1/25(1)		12,860	13,347,587
US Foods, Inc., 5.875%, 6/15/24(1)		17,514	17,946,859
________________________________________________________________________________________________________
			$82,426,848
________________________________________________________________________________________________________
Gaming — 4.9%
________________________________________________________________________________________________________
Caesars Resort Collection, LLC/CRC Finco, Inc., 5.25%, 10/15/25(1)		18,909	$19,238,017
Eldorado Resorts, Inc., 6.00%, 4/1/25		6,717	7,042,875
Gateway Casinos & Entertainment, Ltd., 8.25%, 3/1/24(1)		4,000	4,178,340
GLP Capital, L.P./GLP Financing II, Inc., 3.35%, 9/1/24		1,000	1,042,245
GLP Capital, L.P./GLP Financing II, Inc., 4.375%, 4/15/21		3,030	3,099,387
GLP Capital, L.P./GLP Financing II, Inc., 5.375%, 4/15/26		10,365	11,787,804
GLP Capital, L.P./GLP Financing II, Inc., 5.75%, 6/1/28		7,790	9,106,374
Golden Entertainment, Inc., 7.625%, 4/15/26(1)		4,089	4,421,753
Golden Nugget, Inc., 6.75%, 10/15/24(1)		12,462	12,838,228
Golden Nugget, Inc., 8.75%, 10/1/25(1)		7,523	7,923,675
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26		6,735	7,022,433
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24		11,505	12,573,527
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.75%, 2/1/27		4,084	4,548,555
MGM Resorts International, 5.75%, 6/15/25		10,020	11,195,446
MGM Resorts International, 7.75%, 3/15/22		13,100	14,532,092
Scientific Games International, Inc., 7.00%, 5/15/28(1)		4,208	4,444,595
Scientific Games International, Inc., 7.25%, 11/15/29(1)		3,366	3,616,262
Stars Group Holdings B.V./Stars Group US Co-Borrower, LLC, 7.00%, 7/15/26(1)		11,985	13,040,878
Studio City Co., Ltd., 7.25%, 11/30/21(1)		6,755	6,898,544
VICI Properties 1, LLC/VICI FC, Inc., 8.00%, 10/15/23		16,987	18,392,073
VICI Properties, L.P./VICI Note Co., Inc., 3.75%, 2/15/27(1)(6)		8,359	8,416,468
VICI Properties, L.P./VICI Note Co., Inc., 4.125%, 8/15/30(1)(6)		8,359	8,500,058
VICI Properties, L.P./VICI Note Co., Inc., 4.25%, 12/1/26(1)		12,627	12,982,639
VICI Properties, L.P./VICI Note Co., Inc., 4.625%, 12/1/29(1)		12,627	13,218,575
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)		12,428	12,909,585
Wynn Macau, Ltd., 5.125%, 12/15/29(1)		3,390	3,364,575
Wynn Macau, Ltd., 5.50%, 10/1/27(1)		1,027	1,047,517
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp., 5.125%, 10/1/29(1)		5,174	5,377,726
________________________________________________________________________________________________________
			$242,760,246
________________________________________________________________________________________________________
Healthcare — 12.4%
________________________________________________________________________________________________________
Bausch Health Americas, Inc., 8.50%, 1/31/27(1)		18,651	$21,133,448
Bausch Health Americas, Inc., 9.25%, 4/1/26(1)		4,735	5,412,579
Bausch Health Cos., Inc., 5.00%, 1/30/28(1)		8,013	8,133,195
Bausch Health Cos., Inc., 5.25%, 1/30/30(1)		8,013	8,183,276
Bausch Health Cos., Inc., 5.50%, 3/1/23(1)		1,868	1,878,115
Bausch Health Cos., Inc., 5.50%, 11/1/25(1)		7,041	7,307,960
Bausch Health Cos., Inc., 5.75%, 8/15/27(1)		2,927	3,137,012
Bausch Health Cos., Inc., 5.875%, 5/15/23(1)		350	353,281
Bausch Health Cos., Inc., 6.125%, 4/15/25(1)		2,420	2,494,306
Bausch Health Cos., Inc., 6.50%, 3/15/22(1)		10,220	10,422,458
Bausch Health Cos., Inc., 7.00%, 3/15/24(1)		18,304	19,013,921
Bausch Health Cos., Inc., 7.00%, 1/15/28(1)		3,834	4,159,852
Bausch Health Cos., Inc., 7.25%, 5/30/29(1)		4,201	4,715,538
Bausch Health Cos., Inc., 9.00%, 12/15/25(1)		16,210	18,337,562
Catalent Pharma Solutions, Inc., 4.875%, 1/15/26(1)		16,390	16,887,396
Catalent Pharma Solutions, Inc., 5.00%, 7/15/27(1)		4,854	5,118,543
Centene Corp., 4.25%, 12/15/27(1)		7,680	8,039,808
Centene Corp., 4.625%, 12/15/29(1)		13,439	14,489,258
Centene Corp., 4.75%, 1/15/25		18,525	19,181,063
Centene Corp., 5.25%, 4/1/25(1)		21,207	22,055,280
Centene Corp., 5.375%, 6/1/26(1)		18,665	19,889,424
Centene Corp., 5.375%, 8/15/26(1)		12,119	12,906,735
Centene Corp., 6.125%, 2/15/24		9,335	9,650,056
Charles River Laboratories International, Inc., 4.25%, 5/1/28(1)		3,726	3,787,218
Charles River Laboratories International, Inc., 5.50%, 4/1/26(1)		3,595	3,832,531
Eagle Holding Co. II, LLC, 7.625%, (7.625% Cash or 8.375% PIK), 5/15/22(1)(5)		10,563	10,694,964
Eagle Holding Co. II, LLC, 7.75%, (7.75% Cash or 8.50% PIK), 5/15/22(1)(5)		16,640	16,836,019
Encompass Health Corp., 4.50%, 2/1/28		3,720	3,838,631
Encompass Health Corp., 4.75%, 2/1/30		14,460	15,065,151
Grifols SA, 2.25%, 11/15/27(2)	EUR	14,415	16,386,622
HCA, Inc., 5.00%, 3/15/24		4,635	5,137,024
HCA, Inc., 5.25%, 6/15/26		8,825	10,099,913
HCA, Inc., 5.375%, 9/1/26		11,055	12,465,342
HCA, Inc., 5.625%, 9/1/28		13,635	15,791,375
HCA, Inc., 5.875%, 2/15/26		13,250	15,229,550
HCA, Inc., 5.875%, 2/1/29		7,681	9,073,949
HCA, Inc., 7.50%, 2/15/22		10,400	11,434,488
HCA Healthcare, Inc., 6.25%, 2/15/21		18,865	19,614,884
Hologic, Inc., 4.375%, 10/15/25(1)		5,535	5,647,997
IQVIA, Inc., 5.00%, 5/15/27(1)		4,248	4,491,676
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC, 6.375%, 8/1/23(1)		29,096	29,968,589
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/21(1)		18,136	18,597,743
MPH Acquisition Holdings, LLC, 7.125%, 6/1/24(1)		51,879	50,380,216
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26(1)		21,075	23,578,183
Select Medical Corp., 6.25%, 8/15/26(1)		9,806	10,597,001
Surgery Center Holdings, Inc., 6.75%, 7/1/25(1)		624	634,661
Surgery Center Holdings, Inc., 10.00%, 4/15/27(1)		2,807	3,142,303
Team Health Holdings, Inc., 6.375%, 2/1/25(1)		4,194	2,476,326
Teleflex, Inc., 4.625%, 11/15/27		7,455	7,860,179
Teleflex, Inc., 4.875%, 6/1/26		3,585	3,747,571
Tenet Healthcare Corp., 4.625%, 9/1/24(1)		1,949	2,009,906
Tenet Healthcare Corp., 4.875%, 1/1/26(1)		11,694	12,176,377
Tenet Healthcare Corp., 5.125%, 11/1/27(1)		11,694	12,322,552
Tenet Healthcare Corp., 6.75%, 6/15/23		4,275	4,657,976
Tenet Healthcare Corp., 8.125%, 4/1/22		9,000	9,848,880
________________________________________________________________________________________________________
			$614,325,863
________________________________________________________________________________________________________
Homebuilders & Real Estate — 2.3%
________________________________________________________________________________________________________
Brookfield Property REIT, Inc./BPR Cumulus, LLC/BPR Nimbus, LLC/GGSI Sellco, LLC, 5.75%, 5/15/26(1)		11,701	$12,231,102
ESH Hospitality, Inc., 4.625%, 10/1/27(1)		9,148	9,210,664
ESH Hospitality, Inc., 5.25%, 5/1/25(1)		15,150	15,560,338
Five Point Operating Co., L.P./Five Point Capital Corp., 7.875%, 11/15/25(1)		5,461	5,665,733
Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(1)		9,443	9,786,347
M/I Homes, Inc., 4.95%, 2/1/28(1)		8,471	8,746,307
RHP Hotel Properties, L.P./RHP Finance Corp., 5.00%, 4/15/23		8,869	9,050,061
Taylor Morrison Communities, Inc., 5.75%, 1/15/28(1)		7,927	8,702,637
Taylor Morrison Communities, Inc., 5.875%, 6/15/27(1)		5,898	6,575,223
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/24		1,569	1,706,939
Vivion Investments S.a.r.l., 3.00%, 8/8/24(2)	EUR	15,300	17,695,047
Vivion Investments S.a.r.l., 3.50%, 11/1/25(2)	EUR	6,800	7,981,736
________________________________________________________________________________________________________
			$112,912,134
________________________________________________________________________________________________________
Hotels — 0.2%
________________________________________________________________________________________________________
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24		10,600	$10,789,899
________________________________________________________________________________________________________
			$10,789,899
________________________________________________________________________________________________________
Insurance — 1.4%
________________________________________________________________________________________________________
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)		13,673	$14,416,128
AmWINS Group, Inc., 7.75%, 7/1/26(1)		3,907	4,276,221
GTCR AP Finance, Inc., 8.00%, 5/15/27(1)		7,997	8,499,592
Hub International, Ltd., 7.00%, 5/1/26(1)		20,742	21,415,596
USI, Inc., 6.875%, 5/1/25(1)		18,000	18,495,180
________________________________________________________________________________________________________
			$67,102,717
________________________________________________________________________________________________________
Leisure — 1.5%
________________________________________________________________________________________________________
Merlin Entertainments PLC, 5.75%, 6/15/26(1)		15,342	$16,804,821
Motion Bondco DAC, 6.625%, 11/15/27(1)		2,106	2,248,155
Speedway Motorsports, LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(1)		11,462	11,576,620
Viking Cruises, Ltd., 5.875%, 9/15/27(1)		31,551	32,399,722
Viking Cruises, Ltd., 6.25%, 5/15/25(1)		8,680	8,936,798
________________________________________________________________________________________________________
			$71,966,116
________________________________________________________________________________________________________
Metals & Mining — 2.4%
________________________________________________________________________________________________________
Alcoa Nederland Holding B.V., 6.125%, 5/15/28(1)		3,948	$4,167,509
Alcoa Nederland Holding B.V., 6.75%, 9/30/24(1)		5,255	5,531,360
Constellium SE, 5.875%, 2/15/26(1)		8,394	8,688,000
Eldorado Gold Corp., 9.50%, 6/1/24(1)		3,928	4,220,970
First Quantum Minerals, Ltd., 6.875%, 3/1/26(1)		7,476	7,190,791
First Quantum Minerals, Ltd., 7.25%, 4/1/23(1)		14,398	14,293,038
First Quantum Minerals, Ltd., 7.50%, 4/1/25(1)		11,684	11,533,101
Freeport-McMoRan, Inc., 4.55%, 11/14/24		5,915	6,252,658
Freeport-McMoRan, Inc., 5.45%, 3/15/43		8,998	9,201,355
Hecla Mining Co., 6.875%, 5/1/21		8,613	8,615,153
Hudbay Minerals, Inc., 7.25%, 1/15/23(1)		7,640	7,795,971
New Gold, Inc., 6.25%, 11/15/22(1)		8,434	8,470,844
New Gold, Inc., 6.375%, 5/15/25(1)		6,669	6,288,300
Novelis Corp., 4.75%, 1/30/30(1)		9,498	9,533,617
Novelis Corp., 5.875%, 9/30/26(1)		7,032	7,470,252
________________________________________________________________________________________________________
			$119,252,919
________________________________________________________________________________________________________
Paper — 0.5%
________________________________________________________________________________________________________
Enviva Partners, L.P./Enviva Partners Finance Corp., 6.50%, 1/15/26(1)		21,204	$22,672,801
________________________________________________________________________________________________________
			$22,672,801
________________________________________________________________________________________________________
Railroad — 0.3%
________________________________________________________________________________________________________
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(1)		16,180	$16,409,190
________________________________________________________________________________________________________
			$16,409,190
________________________________________________________________________________________________________
Restaurant — 0.8%
________________________________________________________________________________________________________
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 3.875%, 1/15/28(1)		4,829	$4,868,598
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 4.375%, 1/15/28(1)		7,702	7,734,733
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 5.00%, 10/15/25(1)		21,520	22,225,318
Yum! Brands, Inc., 3.875%, 11/1/20		3,280	3,314,071
________________________________________________________________________________________________________
			$38,142,720
________________________________________________________________________________________________________
Services — 3.4%
________________________________________________________________________________________________________
Allied Universal Holdco, LLC/Allied Universal Finance Corp., 6.625%, 7/15/26(1)		7,003	$7,458,188
Booz Allen Hamilton, Inc., 5.125%, 5/1/25(1)		4,995	5,146,923
Cloud Crane, LLC, 10.125%, 8/1/24(1)		5,935	6,336,829
frontdoor, Inc., 6.75%, 8/15/26(1)		9,290	10,181,863
Gartner, Inc., 5.125%, 4/1/25(1)		3,520	3,666,661
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(1)		12,762	13,346,053
GW B-CR Security Corp., 9.50%, 11/1/27(1)		10,343	11,060,287
IAA, Inc., 5.50%, 6/15/27(1)		3,924	4,171,212
IHS Markit, Ltd., 5.00%, 11/1/22(1)		4,300	4,612,536
Intrado Corp., 8.50%, 10/15/25(1)		9,415	7,508,463
KAR Auction Services, Inc., 5.125%, 6/1/25(1)		7,352	7,557,231
Korn Ferry, 4.625%, 12/15/27(1)		2,707	2,724,189
Laureate Education, Inc., 8.25%, 5/1/25(1)		28,928	31,061,151
Prime Security Services Borrower, LLC/Prime Finance, Inc., 9.25%, 5/15/23(1)		8,428	8,844,133
Sabre GLBL, Inc., 5.25%, 11/15/23(1)		10,955	11,242,678
Sabre GLBL, Inc., 5.375%, 4/15/23(1)		4,325	4,409,705
ServiceMaster Co., LLC (The), 7.45%, 8/15/27		19,140	22,017,651
TMS International Holding Corp., 7.25%, 8/15/25(1)		4,617	4,376,524
Univar Solutions USA, Inc., 5.125%, 12/1/27(1)		2,738	2,845,740
________________________________________________________________________________________________________
			$168,568,017
________________________________________________________________________________________________________
Steel — 1.0%
________________________________________________________________________________________________________
Allegheny Ludlum, LLC, 6.95%, 12/15/25		6,940	$7,384,958
Allegheny Technologies, Inc., 5.875%, 12/1/27		11,765	12,004,418
Allegheny Technologies, Inc., 7.875%, 8/15/23		12,605	13,831,278
Infrabuild Australia Pty, Ltd., 12.00%, 10/1/24(1)		14,828	15,081,336
________________________________________________________________________________________________________
			$48,301,990
________________________________________________________________________________________________________
Super Retail — 0.6%
________________________________________________________________________________________________________
Lithia Motors, Inc., 4.625%, 12/15/27(1)		3,872	$3,968,800
PVH Corp., 7.75%, 11/15/23		13,090	15,258,948
Sonic Automotive, Inc., 6.125%, 3/15/27		3,026	3,214,073
William Carter Co. (The), 5.625%, 3/15/27(1)		5,782	6,170,420
________________________________________________________________________________________________________
			$28,612,241
________________________________________________________________________________________________________
Technology — 4.2%
________________________________________________________________________________________________________
Alliance Data Systems Corp., 4.75%, 12/15/24(1)		8,162	$8,158,327
CDK Global, Inc., 5.25%, 5/15/29(1)		8,876	9,508,415
CommScope, Inc., 8.25%, 3/1/27(1)		3,867	3,980,496
CommScope Technologies, LLC, 5.00%, 3/15/27(1)		6,063	5,517,482
CommScope Technologies, LLC, 6.00%, 6/15/25(1)		9,876	9,450,147
Dell International, LLC/EMC Corp., 5.875%, 6/15/21(1)		6,040	6,104,930
Dell International, LLC/EMC Corp., 6.02%, 6/15/26(1)		20,410	23,857,254
Dell International, LLC/EMC Corp., 7.125%, 6/15/24(1)		22,620	23,807,550
EIG Investors Corp., 10.875%, 2/1/24		17,205	17,814,315
Entegris, Inc., 4.625%, 2/10/26(1)		5,107	5,282,426
Go Daddy Operating Co., LLC/GD Finance Co., Inc., 5.25%, 12/1/27(1)		11,559	12,143,885
Infor (US), Inc., 6.50%, 5/15/22		14,365	14,447,168
j2 Cloud Services, LLC/j2 Global Co-Obligor, Inc., 6.00%, 7/15/25(1)		13,740	14,524,348
MTS Systems Corp., 5.75%, 8/15/27(1)		3,069	3,231,189
Presidio Holdings, Inc., 4.875%, 2/1/27(1)		2,659	2,663,587
Presidio Holdings, Inc., 8.25%, 2/1/28(1)		3,681	3,791,430
PTC, Inc., 3.625%, 2/15/25(1)(6)		3,794	3,831,940
PTC, Inc., 4.00%, 2/15/28(1)(6)		3,812	3,859,650
Riverbed Technology, Inc., 8.875%, 3/1/23(1)		15,797	10,189,065
Sensata Technologies UK Financing Co. PLC, 6.25%, 2/15/26(1)		16,935	17,815,620
SS&C Technologies, Inc., 5.50%, 9/30/27(1)		3,828	4,056,436
Veritas US, Inc./Veritas Bermuda, Ltd., 7.50%, 2/1/23(1)		4,032	4,013,513
________________________________________________________________________________________________________
			$208,049,173
________________________________________________________________________________________________________
Telecommunications — 8.9%
________________________________________________________________________________________________________
Altice Financing SA, 2.25%, 1/15/25(2)	EUR	13,160	$14,340,699
Altice Finco SA, 4.75%, 1/15/28(2)	EUR	17,784	19,964,454
Altice Finco SA, 8.125%, 1/15/24(1)		5,133	5,283,782
Altice France SA, 3.375%, 1/15/28(2)	EUR	16,133	18,209,544
Altice France SA, 5.50%, 1/15/28(1)		8,240	8,404,594
Altice France SA, 7.375%, 5/1/26(1)		12,115	12,910,350
Altice France SA, 8.125%, 2/1/27(1)		23,848	26,694,259
Altice Luxembourg SA, 7.625%, 2/15/25(1)		1,248	1,300,666
Altice Luxembourg SA, 10.50%, 5/15/27(1)		11,966	13,858,423
CenturyLink, Inc., 6.75%, 12/1/23		6,738	7,484,806
CenturyLink, Inc., 7.50%, 4/1/24		1,275	1,441,279
Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(1)		19,559	20,732,540
Digicel, Ltd., 6.00%, 4/15/21(1)		13,265	10,534,532
Equinix, Inc., 5.875%, 1/15/26		13,010	13,814,668
Frontier California, Inc., 6.75%, 5/15/27		2,855	2,694,749
Hughes Satellite Systems Corp., 5.25%, 8/1/26		6,555	7,130,185
Hughes Satellite Systems Corp., 6.625%, 8/1/26		3,275	3,620,013
Intelsat Jackson Holdings SA, 5.50%, 8/1/23		6,875	5,634,647
Intelsat Jackson Holdings SA, 8.00%, 2/15/24(1)		8,090	8,295,607
Intelsat Jackson Holdings SA, 8.50%, 10/15/24(1)		8,704	7,373,028
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(1)		5,851	6,198,491
Level 3 Financing, Inc., 5.25%, 3/15/26		8,495	8,851,365
Level 3 Financing, Inc., 5.375%, 1/15/24		8,975	9,109,580
Qualitytech, L.P./QTS Finance Corp., 4.75%, 11/15/25(1)		2,671	2,768,932
Sable International Finance, Ltd., 5.75%, 9/7/27(1)		5,998	6,352,467
SBA Communications Corp., 4.00%, 10/1/22		7,385	7,532,648
SBA Communications Corp., 4.875%, 9/1/24		3,320	3,441,728
Sprint Capital Corp., 6.875%, 11/15/28		8,690	8,858,152
Sprint Communications, Inc., 6.00%, 11/15/22		2,445	2,528,815
Sprint Communications, Inc., 7.00%, 8/15/20		4,317	4,398,375
Sprint Communications, Inc., 9.25%, 4/15/22		1,290	1,464,552
Sprint Corp., 7.125%, 6/15/24		7,445	7,705,091
Sprint Corp., 7.25%, 9/15/21		6,650	6,986,291
Sprint Corp., 7.625%, 2/15/25		14,960	15,610,610
Sprint Corp., 7.625%, 3/1/26		6,584	6,883,572
Sprint Corp., 7.875%, 9/15/23		42,779	45,537,176
T-Mobile USA, Inc., 4.50%, 2/1/26		6,770	6,974,996
T-Mobile USA, Inc., 4.75%, 2/1/28		7,115	7,581,744
T-Mobile USA, Inc., 6.375%, 3/1/25		4,120	4,261,213
T-Mobile USA, Inc., 6.50%, 1/15/26		26,120	27,903,996
Telecom Italia SpA, 5.303%, 5/30/24(1)		13,434	14,676,511
ViaSat, Inc., 5.625%, 4/15/27(1)		8,549	8,970,038
Zayo Group, LLC/Zayo Capital, Inc., 6.00%, 4/1/23		8,780	8,984,881
Zayo Group, LLC/Zayo Capital, Inc., 6.375%, 5/15/25		4,807	4,922,777
________________________________________________________________________________________________________
			$438,226,826
________________________________________________________________________________________________________
Transport Excluding Air & Rail — 0.4%
________________________________________________________________________________________________________
Stena International SA, 6.125%, 2/1/25(1)		4,384	$4,510,040
XPO Logistics, Inc., 6.125%, 9/1/23(1)		4,378	4,534,886
XPO Logistics, Inc., 6.50%, 6/15/22(1)		11,486	11,707,450
________________________________________________________________________________________________________
			$20,752,376
________________________________________________________________________________________________________
Utility — 3.1%
________________________________________________________________________________________________________
AES Corp. (The), 4.00%, 3/15/21		3,920	$3,974,880
AES Corp. (The), 5.125%, 9/1/27		2,939	3,108,139
AES Corp. (The), 5.50%, 4/15/25		2,379	2,459,267
AES Corp. (The), 6.00%, 5/15/26		20,135	21,254,506
Calpine Corp., 4.50%, 2/15/28(1)		8,179	8,148,329
Calpine Corp., 5.125%, 3/15/28(1)		11,510	11,481,225
Calpine Corp., 5.25%, 6/1/26(1)		7,245	7,498,014
Calpine Corp., 5.50%, 2/1/24		1,875	1,904,044
Calpine Corp., 5.75%, 1/15/25		11,797	12,157,044
Drax Finco PLC, 6.625%, 11/1/25(1)		5,877	6,230,002
NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(1)		4,750	4,955,841
NextEra Energy Operating Partners, L.P., 4.50%, 9/15/27(1)		6,122	6,398,577
NRG Energy, Inc., 5.25%, 6/15/29(1)		4,920	5,311,140
NRG Energy, Inc., 5.75%, 1/15/28		8,150	8,786,922
NRG Energy, Inc., 7.25%, 5/15/26		12,781	13,859,333
TerraForm Power Operating, LLC, 4.25%, 1/31/23(1)		4,625	4,765,415
TerraForm Power Operating, LLC, 5.00%, 1/31/28(1)		10,822	11,707,781
Vistra Energy Corp., 8.125%, 1/30/26(1)		8,770	9,361,975
Vistra Operations Co., LLC, 4.30%, 7/15/29(1)		1,473	1,518,592
Vistra Operations Co., LLC, 5.00%, 7/31/27(1)		9,285	9,546,373
________________________________________________________________________________________________________
			$154,427,399
________________________________________________________________________________________________________
Total Corporate Bonds & Notes (identified cost $4,178,407,754)			$4,296,226,241
________________________________________________________________________________________________________
Senior Floating-Rate Loans— 6.8%(8)
Borrower/Tranche Description		Principal Amount (000's omitted)	Value
________________________________________________________________________________________________________
Aerospace — 0.2%
________________________________________________________________________________________________________
AI Convoy (Luxembourg) S.a.r.l., Term Loan, Maturing 1/29/27(9)		$5,306	$5,319,044
TransDigm, Inc., Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing 5/30/25		5,260	5,259,829
________________________________________________________________________________________________________
			$10,578,873
________________________________________________________________________________________________________
Broadcasting — 0.2%
________________________________________________________________________________________________________
iHeartCommunications, Inc., Term Loan, Maturing 5/1/26(9)		$5,889	$5,917,337
iHeartCommunications, Inc., Term Loan, 5.78%, (1 mo. USD LIBOR + 4.00%), Maturing 5/1/26		2,837	2,848,136
________________________________________________________________________________________________________
			$8,765,473
________________________________________________________________________________________________________
Building Materials — 0.1%
________________________________________________________________________________________________________
Advanced Drainage Systems, Inc., Term Loan, 4.06%, (1 mo. USD LIBOR + 2.25%), Maturing 7/31/26		$926	$934,175
Hillman Group, Inc. (The), Term Loan, 5.65%, (1 mo. USD LIBOR + 4.00%), Maturing 5/31/25		4,750	4,684,523
________________________________________________________________________________________________________
			$5,618,698
________________________________________________________________________________________________________
Cable & Satellite TV — 0.1%
________________________________________________________________________________________________________
CSC Holdings, LLC, Term Loan, 4.18%, (1 mo. USD LIBOR + 2.50%), Maturing 4/15/27		$6,146	$6,184,007
________________________________________________________________________________________________________
			$6,184,007
________________________________________________________________________________________________________
Capital Goods — 0.1%
________________________________________________________________________________________________________
Cortes NP Acquisition Corporation, Term Loan, 5.65%, (1 mo. USD LIBOR + 4.00%), Maturing 11/30/23		$4,357	$4,362,666
________________________________________________________________________________________________________
			$4,362,666
________________________________________________________________________________________________________
Diversified Financial Services — 0.1%
________________________________________________________________________________________________________
BellRing Brands, LLC, Term Loan, Maturing 10/21/24(9)		$4,216	$4,295,101
________________________________________________________________________________________________________
			$4,295,101
________________________________________________________________________________________________________
Energy — 0.3%
________________________________________________________________________________________________________
Chesapeake Energy Corporation, Term Loan, 9.93%, (3 mo. USD LIBOR + 8.00%), Maturing 6/24/24		$14,121	$14,138,651
________________________________________________________________________________________________________
			$14,138,651
________________________________________________________________________________________________________
Food, Beverage & Tobacco — 0.2%
________________________________________________________________________________________________________
HLF Financing S.a.r.l., Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing 8/18/25		$11,732	$11,834,151
________________________________________________________________________________________________________
			$11,834,151
________________________________________________________________________________________________________
Gaming — 1.3%
________________________________________________________________________________________________________
CCM Merger, Inc., Term Loan, 3.90%, (1 mo. USD LIBOR + 2.25%), Maturing 8/8/21		$1,465	$1,471,545
Lago Resort & Casino, LLC, Term Loan, 11.44%, (3 mo. USD LIBOR + 9.50%), Maturing 3/7/22		10,816	10,734,614
Peninsula Pacific Entertainment, LLC, Term Loan, 9.19%, (3 mo. USD LIBOR + 7.25%), Maturing 11/13/24		8,943	9,054,787
Playtika Holding Corp., Term Loan, 7.65%, (1 mo. USD LIBOR + 6.00%), Maturing 12/10/24		24,540	24,808,419
Spectacle Gary Holdings, LLC, Term Loan, 0.50%, Maturing 12/23/25(10)		494	518,402
Spectacle Gary Holdings, LLC, Term Loan, 11.00%, (1 mo. USD LIBOR + 9.00%, Floor 2.00%), Maturing 12/23/25		6,813	7,153,948
Stars Group Holdings B.V. (The), Term Loan, 5.44%, (3 mo. USD LIBOR + 3.50%), Maturing 7/10/25		11,775	11,865,972
________________________________________________________________________________________________________
			$65,607,687
________________________________________________________________________________________________________
Healthcare — 0.5%
________________________________________________________________________________________________________
Bausch Health Companies, Inc., Term Loan, 4.67%, (1 mo. USD LIBOR + 3.00%), Maturing 6/2/25		$2,543	$2,557,157
Envision Healthcare Corporation, Term Loan, 5.40%, (1 mo. USD LIBOR + 3.75%), Maturing 10/10/25		10,095	8,541,308
National Mentor Holdings, Inc., Term Loan, 5.65%, (1 mo. USD LIBOR + 4.00%), Maturing 3/9/26		848	855,388
National Mentor Holdings, Inc., Term Loan, 5.65%, (1 mo. USD LIBOR + 4.00%), Maturing 3/9/26		15,243	15,374,942
________________________________________________________________________________________________________
			$27,328,795
________________________________________________________________________________________________________
Insurance — 1.5%
________________________________________________________________________________________________________
Asurion, LLC, Term Loan - Second Lien, 8.15%, (1 mo. USD LIBOR + 6.50%), Maturing 8/4/25		$59,528	$60,406,412
Sedgwick Claims Management Services, Inc., Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing 12/31/25		11,604	11,632,800
________________________________________________________________________________________________________
			$72,039,212
________________________________________________________________________________________________________
Metals & Mining — 0.3%
________________________________________________________________________________________________________
GrafTech Finance, Inc., Term Loan, 5.15%, (1 mo. USD LIBOR + 3.50%), Maturing 2/12/25		$13,748	$13,695,865
________________________________________________________________________________________________________
			$13,695,865
________________________________________________________________________________________________________
Services — 0.2%
________________________________________________________________________________________________________
AlixPartners, LLP, Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing 4/4/24		$9,445	$9,490,216
________________________________________________________________________________________________________
			$9,490,216
________________________________________________________________________________________________________
Steel — 0.2%
________________________________________________________________________________________________________
Big River Steel, LLC, Term Loan, 6.94%, (3 mo. USD LIBOR + 5.00%), Maturing 8/23/23		$8,436	$8,493,821
________________________________________________________________________________________________________
			$8,493,821
________________________________________________________________________________________________________
Super Retail — 0.2%
________________________________________________________________________________________________________
PetSmart, Inc., Term Loan, Maturing 3/11/22(9)		$7,889	$7,883,482
________________________________________________________________________________________________________
			$7,883,482
________________________________________________________________________________________________________
Technology — 1.2%
________________________________________________________________________________________________________
EIG Investors Corp., Term Loan, 5.67%, (2 mo. USD LIBOR + 3.75%), Maturing 2/9/23		$18,155	$18,132,645
Infor (US), Inc., Term Loan, 4.69%, (3 mo. USD LIBOR + 2.75%), Maturing 2/1/22		17,987	18,130,589
Presidio Holdings, Inc., Term Loan, Maturing 1/22/27(9)		3,000	3,020,001
SS&C Technologies, Inc., Term Loan, 3.40%, (1 mo. USD LIBOR + 1.75%), Maturing 4/16/25		2,869	2,876,099
SS&C Technologies, Inc., Term Loan, 3.40%, (1 mo. USD LIBOR + 1.75%), Maturing 4/16/25		14,274	14,319,552
SS&C Technologies Holdings Europe S.a.r.l., Term Loan, 3.40%, (1 mo. USD LIBOR + 1.75%), Maturing 4/16/25		2,093	2,098,297
________________________________________________________________________________________________________
			$58,577,183
________________________________________________________________________________________________________
Telecommunications — 0.1%
________________________________________________________________________________________________________
Intelsat Jackson Holdings SA, Term Loan, 6.63%, Maturing 1/2/24(11)		$5,420	$5,497,912
________________________________________________________________________________________________________
			$5,497,912
________________________________________________________________________________________________________
Total Senior Floating-Rate Loans (identified cost $331,050,247)			$334,391,793
________________________________________________________________________________________________________
Common Stocks — 0.3%
Security		Shares	Value
________________________________________________________________________________________________________
Broadcasting — 0.0%(12)
________________________________________________________________________________________________________
iHeartMedia, Inc., Class A(13)(14)		29,218	$516,574
________________________________________________________________________________________________________
			$516,574
________________________________________________________________________________________________________
Consumer Products — 0.0%(12)
________________________________________________________________________________________________________
HF Holdings, Inc.(13)(15)(16)		3,400	$20,234
________________________________________________________________________________________________________
			$20,234
________________________________________________________________________________________________________
Diversified Media — 0.0%(12)
________________________________________________________________________________________________________
Clear Channel Outdoor Holdings, Inc.(13)(14)		139,418	$380,611
________________________________________________________________________________________________________
			$380,611
________________________________________________________________________________________________________
Energy — 0.2%
________________________________________________________________________________________________________
Ascent CNR Corp., Class A(13)(15)(16)		32,029,863	$8,391,824
Nine Point Energy Holdings, Inc.(13)(15)(16)		157,059	1,571
________________________________________________________________________________________________________
			$8,393,395
________________________________________________________________________________________________________
Gaming — 0.1%
________________________________________________________________________________________________________
Caesars Entertainment Corp.(13)		499,170	$6,823,654
New Cotai Participation Corp., Class B(13)(15)(16)		36	0
________________________________________________________________________________________________________
			$6,823,654
________________________________________________________________________________________________________
Total Common Stocks (identified cost $15,917,542)			$16,134,468
________________________________________________________________________________________________________
Convertible Preferred Stocks — 0.0%(12)
Security		Shares	Value
________________________________________________________________________________________________________
Energy — 0.0%(12)
________________________________________________________________________________________________________
Nine Point Energy Holdings, Inc., Series A, 12.00%(5)(13)(15)(16)		2,928	$1,691,713
________________________________________________________________________________________________________
Total Convertible Preferred Stocks (identified cost $2,928,000)			$1,691,713
________________________________________________________________________________________________________
Exchange-Traded Funds — 0.3%
Security	Shares		Value
________________________________________________________________________________________________________
SPDR Bloomberg Barclays High Yield Bond ETF		121,666	$13,266,461
________________________________________________________________________________________________________
Total Exchange-Traded Funds (identified cost $12,643,352)			$13,266,461
________________________________________________________________________________________________________
Miscellaneous — 0.3%
Security	Shares		Value
________________________________________________________________________________________________________
Cable & Satellite — 0.0%
________________________________________________________________________________________________________
ACC Claims Holdings, LLC(13)(15)		11,599,560	$0
________________________________________________________________________________________________________
			$0
________________________________________________________________________________________________________
Gaming — 0.3%
________________________________________________________________________________________________________
PGP Investors, LLC, Membership Interests(13)(15)(16)		45,488	$16,375,781
________________________________________________________________________________________________________
			$16,375,781
________________________________________________________________________________________________________
Total Miscellaneous (identified cost $3,629,009)			$16,375,781
________________________________________________________________________________________________________
Warrants — 0.1%
Security		Shares	Value
________________________________________________________________________________________________________
Broadcasting — 0.1%
________________________________________________________________________________________________________
iHeartMedia, Inc., Exp. 5/1/39(13)(14)		148,418	$2,624,030
________________________________________________________________________________________________________
Total Warrants (identified cost $2,459,697)			$2,624,030
________________________________________________________________________________________________________
Short-Term Investments — 4.9%
Description	Units		Value
________________________________________________________________________________________________________
Eaton Vance Cash Reserves Fund, LLC, 1.74%(17)	242,452,998		$242,477,243
________________________________________________________________________________________________________
Total Short-Term Investments (identified cost $242,454,275)			$242,477,243
________________________________________________________________________________________________________
Total Investments — 99.8% (identified cost $4,789,489,876)			$4,923,187,730
________________________________________________________________________________________________________
Less Unfunded Loan Commitments — (0.0)%(12)			$(493,716)
Net Investments — 99.8%
(identified cost $4,788,996,160)			$4,922,694,014
________________________________________________________________________________________________________
Other Assets, Less Liabilities — 0.2%			$8,488,851
________________________________________________________________________________________________________
Net Assets — 100.0%			$4,931,182,865
________________________________________________________________________________________________________

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*		In U.S. dollars unless otherwise indicated.
(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2020, the aggregate value of these securities is $2,872,888,855 or 58.3% of the Portfolio's net assets.

(2)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2020, the aggregate value of these securities is $171,114,620 or 3.5% of the Portfolio's net assets.

(3)		Security converts to variable rate after the indicated fixed-rate coupon period.
(4)		Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(5)		Represents a payment-in-kind security which may pay interest/dividends in additional principal at the issuer's discretion.
(6)		When-issued security.
(7)		Issuer is in default with respect to interest and/or principal payments.
(8)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate ("LIBOR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Base lending rates may be subject to a floor, or minimum rate.

(9)		This Senior Loan will settle after January 31, 2020, at which time the interest rate will be determined.
(10)

Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At January 31, 2020, the total value of unfunded loan commitments is $518,402.

(11)		Fixed-rate loan.
(12)		Amount is less than 0.05% or (0.05)%, as applicable.
(13)		Non-income producing security.
(14)		Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(15)		For fair value measurement disclosure purposes, security is categorized as Level 3.
(16)		Restricted security.
(17)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2020.

Boston Income Portfolio

January 31, 2020

Portfolio of Investments (Unaudited) - continued

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
___________________________________________________________________________________________________________
USD	13,976,885	EUR	12,566,000	Bank of America, N.A.	4/30/20	$—	$(32,829)
USD	84,227,519	EUR	76,070,000	Bank of America, N.A.	4/30/20	—	(582,206)
USD	31,626,191	EUR	28,563,034	Citibank, N.A.	4/30/20	—	(218,466)
USD	42,642,402	EUR	38,513,000	Goldman Sachs International	4/30/20	—	(295,377)
___________________________________________________________________________________________________________
						$—	$(1,128,878)
___________________________________________________________________________________________________________
Abbreviations:
LIBOR	-	London Interbank Offered Rate
PIK	-	Payment In Kind
Currency Abbreviations:
EUR	-	Euro
USD	-	United States Dollar

Boston Income Portfolio

January 31, 2020

Portfolio of Investments (Unaudited) - continued

Restricted Securities

At January 31, 2020, the Portfolio owned the following securities (representing 0.5% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Ascent CNR Corp., Class A	4/25/16, 11/16/16	32,029,863	$0	$8,391,824
HF Holdings, Inc.	10/27/09	3,400	182,613	20,234
New Cotai Participation Corp., Class B	4/12/13	36	1,111,500	0
Nine Point Energy Holdings, Inc.	7/15/14, 10/21/14	157,059	7,228,189	1,571
Total Common Stocks			$8,522,302	$8,413,629
Convertible Preferred Stocks
Nine Point Energy Holdings, Inc., Series A, 12.00%	5/26/17	2,928	$2,928,000	$1,691,713
Total Convertible Preferred Stocks			$2,928,000	$1,691,713
Miscellaneous
PGP Investors, LLC, Membership Interests	10/23/12, 2/18/15 4/23/18	45,488	$3,629,009	$16,375,781
Total Miscellaneous			$3,629,009	$16,375,781
Total Restricted Securities			$15,079,311	$26,481,123

At January 31, 2020, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

At January 31, 2020, the value of the Portfolio's investment in affiliated funds was $242,477,243, which represents 4.9% of the Portfolio's net assets. Transactions in affiliated funds by the Portfolio for the fiscal year to date ended January 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$241,183,697	$364,610,579	$(363,338,181)	$17,596	$3,552	$242,477,243	$959,246	242,452,998

Boston Income Portfolio

January 31, 2020

Portfolio of Investments (Unaudited) - continued

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2020, the hierarchy of inputs used in valuing the Portfolio's investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
________________________________________________________________________________________________________
Corporate Bonds & Notes	$—	$4,296,226,241	$—	$4,296,226,241
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	333,898,077	—	333,898,077
Common Stocks	7,720,839	—	8,413,629	16,134,468
Convertible Preferred Stocks	—	—	1,691,713	1,691,713
Exchange-Traded Funds	13,266,461	—	—	13,266,461
Miscellaneous	—	—	16,375,781	16,375,781
Warrants	2,624,030	—	—	2,624,030
Short-Term Investments	—	242,477,243	—	242,477,243
________________________________________________________________________________________________________
Total Investments	$23,611,330	$4,872,601,561	$26,481,123	$4,922,694,014
________________________________________________________________________________________________________

Liability Description
________________________________________________________________________________________________________
Forward Foreign Currency Exchange Contracts	$—	$(1,128,878)	$—	$(1,128,878)
________________________________________________________________________________________________________
Total	$—	$(1,128,878)	$—	$(1,128,878)
________________________________________________________________________________________________________
*		None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2020 is not presented.

For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements included in its semiannual or annual report to shareholders.